BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Statement of Investments
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 2.3%
Collateralized Municipal-Backed Securities — 2.3%
California Housing Finance Agency, (Sunstainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. N	2.35	12/1/2035	4,569,340	3,904,351
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,743,887	4,456,570
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,109,494	4,237,968
				12,598,889
Total Bonds and Notes (cost $14,468,450)				12,598,889

Long-Term Municipal Investments — 97.9%
California — 96.2%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,660,536
Allan Hancock Joint Community College District, GO, Ser. C(a)	5.00	8/1/2047	11,375,000	8,472,615
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2041	4,325,000	4,160,089
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,559,468
Bay Area Toll Authority, Revenue Bonds (Sustainable Bond) Ser. F2	5.00	4/1/2045	1,750,000	1,900,664
Bay Area Toll Authority, Revenue Bonds, Ser. F1	5.00	4/1/2052	1,700,000	1,850,248
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,487,170
California, GO	4.00	11/1/2035	1,000,000	1,049,587
California, GO, Refunding	4.00	9/1/2043	3,500,000	3,558,828
California, GO, Refunding	4.00	10/1/2050	2,000,000	2,003,383
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,000,000	5,769,236
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	11,500,000	11,618,125
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(b)	5.50	11/1/2028	10,000,000	10,621,479
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	4.00	12/1/2027	2,000,000	2,022,813
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(b)	5.00	3/1/2031	3,000,000	3,209,788
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(b)	5.00	9/1/2032	7,015,000	7,644,424
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G(b)	5.25	4/1/2030	10,000,000	10,633,735
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	4,810,000	4,810,977
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,955,878
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	2,094,301
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	460,000	466,613
California Educational Facilities Authority, Revenue Bonds (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,942,485
California Educational Facilities Authority, Revenue Bonds (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,536,567

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
California — 96.2% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,168,767
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,082,406
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,642,260
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,723,022
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	972,661
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,890,491
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,389,893
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.25	12/1/2049	5,000,000	5,443,594
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,046,238
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000	3,074,101
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,669,856
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	2,014,856
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,440,368
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000	3,520,636
California Housing Finance Agency, Revenue Bonds, Ser. A	3.50	11/20/2035	2,819,662	2,751,081
California Housing Finance Agency, Revenue Bonds, Ser. A	4.00	3/20/2033	2,609,361	2,625,969
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	577,331
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	645,488
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,540,121
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,596,561
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,851,200
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,055,288
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	1,030,421
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,199,684
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,175,936
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(c)	5.00	7/1/2041	1,750,000	1,754,044
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(c)	5.00	7/1/2046	2,170,000	2,155,665
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	2,990,000	2,990,248

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
California — 96.2% (continued)
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,500,962
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(c)	5.00	11/1/2046	2,500,000	2,498,982
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,561,783
California Municipal Finance Authority, Revenue Bonds (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,216,343
California Municipal Finance Authority, Revenue Bonds (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,592,521
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	5,054,665
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,848,667
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,216,606
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,546,316
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	3,249,173
California Municipal Finance Authority, Revenue Bonds (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,860,732
California Municipal Finance Authority, Revenue Bonds (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,185,282
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,969,612
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	4,995,837
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(c)	6.38	6/15/2064	2,000,000	2,172,576
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,022,980
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,025,622
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,024,445
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,128,575
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	1,024,622
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,555,413
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,539,580
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	2,022,394
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(c)	5.00	8/1/2048	8,510,000	7,294,832
California Public Finance Authority, Revenue Bonds (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000	3,003,778
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000	2,930,999
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,160,145

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
California — 96.2% (continued)
California School Finance Authority, Revenue Bonds (Classical Academies Oceans) Ser. A(c)	5.00	10/1/2052	1,500,000	1,503,938
California School Finance Authority, Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A(c)	5.00	7/1/2049	1,650,000	1,674,077
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A(c)	5.00	7/1/2045	3,500,000	3,506,195
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(c)	5.00	7/1/2043	1,255,000	1,261,043
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(c)	5.00	7/1/2049	1,100,000	1,103,813
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(c)	5.00	7/1/2054	525,000	536,593
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(c)	5.00	7/1/2064	1,000,000	1,015,422
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(c)	5.00	8/1/2048	1,650,000	1,672,785
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(c)	5.00	7/1/2037	590,000	603,614
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(c)	5.00	7/1/2047	875,000	881,752
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(c)	4.00	7/1/2050	1,135,000	1,018,802
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(c),(d)	5.00	8/1/2025	150,000	151,145
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(c)	5.00	8/1/2041	1,600,000	1,600,584
California State University, Revenue Bonds, Ser. A	4.00	11/1/2049	1,855,000	1,845,570
California State University, Revenue Bonds, Ser. A	5.25	11/1/2053	1,000,000	1,110,150
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,064,027
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(c)	5.00	12/1/2036	5,250,000	5,327,329
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(c)	5.25	12/1/2056	1,500,000	1,509,943
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	5,035,364
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000	3,558,391
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(c)	5.00	11/1/2032	1,855,000	1,893,945
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(c)	5.00	11/1/2041	700,000	703,768
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,609,132
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health Obligated Group) Ser. A	5.25	12/1/2054	3,500,000	3,808,310
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,223,280
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,894,636
Escondido Union High School District, GO, Ser. C(e)	0.00	8/1/2046	3,000,000	1,147,121
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,595,000	4,316,251
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,473,273

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
California — 96.2% (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)(e)	0.00	1/15/2035	10,000,000	7,085,069
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	8,500,000	8,820,144
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(e)	0.00	6/1/2066	47,000,000	5,544,167
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)(e)	0.00	8/1/2026	3,265,000	3,135,733
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000	3,466,011
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,262,338
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,565,521
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000	4,336,858
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	408,591
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	1,011,263
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,016,370
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,108,727
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,234,829
Los Angeles County Public Works Financing Authority, Revenue Bonds, Ser. H	4.00	12/1/2053	1,500,000	1,477,689
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	16,985,000	17,995,713
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000	2,460,940
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,382,183
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,173,578
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	2,018,100
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	5,271,842
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000	3,479,117
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,851,456
Northern California Transmission Agency, Revenue Bonds, Refunding (California- Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000	1,528,092
Orange County Community Facilities District, Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	4,000,000	4,142,097
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,075,496
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	3,078,644
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	1,018,525
Oxnard Union High School District, GO	6.00	2/1/2030	1,125,000	1,296,661
Palomar Community College District, GO, Ser. B(a)	6.38	8/1/2045	16,615,000	15,596,819
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000	1,865,254
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(e)	0.00	6/1/2044	1,100,000	470,846
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(e)	0.00	6/1/2045	1,150,000	465,631
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(e)	0.00	6/1/2046	1,000,000	383,944
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(e)	0.00	6/1/2047	1,000,000	363,477

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
California — 96.2% (continued)
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(e)	0.00	6/1/2048	1,000,000	345,910
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000	5,003,703
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000	1,909,201
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,520,000	2,755,111
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,683,375
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	4,312,985
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,796,050
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	5,908,040
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,376,322
Sacramento Municipal Utility District, Revenue Bonds, Ser. M	5.00	11/15/2054	3,000,000	3,274,037
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2044	1,000,000	1,004,008
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,083,857
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,183,354
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,890,716
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,106,246
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2044	1,000,000	953,707
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,120,342
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000	2,543,295
San Francisco City & County Airport Commission, Revenue Bonds, Ser. D	5.00	5/1/2048	5,000,000	5,061,284
San Francisco City & County Airport Commission, Revenue Bonds, Ser. E	5.00	5/1/2040	8,405,000	8,726,010
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	4,073,096
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,552,469
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,271,418
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,538,800
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000	9,980,093
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000	5,881,929
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00% (c),(f),(g)	5.98	8/1/2039	10,000,000	10,216,128
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	722,350
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,548,936
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	664,426
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,932,839
University of California, Revenue Bonds, Ser. BH	4.00	5/15/2040	3,000,000	3,092,582
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	3,001,393
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,821,483
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,574,695
Yosemite Community College District, GO, Ser. D(e)	0.00	8/1/2031	5,545,000	4,522,306
				537,135,111
Multi-State — .9%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(c)	3.05	6/15/2037	5,215,000	4,779,457

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.9% (continued)
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,385,026
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,046,263
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	2,047,983
				4,479,272
Total Long-Term Municipal Investments (cost $561,115,108)				546,393,840
Total Investments (cost $575,583,558)			100.2%	558,992,729
Liabilities, Less Cash and Receivables			(.2%)	(937,328)
Net Assets			100.0%	558,055,401

GO—Government Obligation

(a)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $56,836,432 or 10.2% of net assets.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(g)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to statement of investments.

Statement of Investments
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

February 28, 2025 (Unaudited)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	12,598,889	—	12,598,889
Municipal Securities	—	546,393,840	—	546,393,840
	—	558,992,729	—	558,992,729
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,000,000)	—	(6,000,000)
	—	(6,000,000)	—	(6,000,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At February 28, 2025, accumulated net unrealized depreciation on investments was $16,590,829, consisting of $6,927,279 gross unrealized appreciation and $23,518,108 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.